Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis

The following table provides the assets measured at fair value on a recurring basis as of December 31, 2014 and 2015 and June 30, 2016 (in thousands):

	Total Carrying Value	As of December 31, 2014
		Level I	Level 2	Level 3	Total
Financial Assets:
Money market funds (included in cash and cash equivalents)	$32,587	$32,587	$—	$—	$32,587

Total financial assets	$32,587	$32,587	$—	$—	$32,587

	Total Carrying Value	As of December 31, 2015
		Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds (included in cash and cash equivalents)	$80,886	$80,886	$—	$—	$80,886

Total financial assets	$80,886	$80,886	$—	$—	$80,886

	Total Carrying Value	As of June 30, 2016 (Unaudited)
		Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds (included in cash and cash equivalents)	$246,315	$246,315	$—	$—	$246,315

Total financial assets	$246,315	$246,315	$—	$—	$246,315